May 01, 2016

STATE FARM VARIABLE PRODUCT TRUST

Supplement dated September 30, 2016 to the Prospectus dated May 1, 2016 of State Farm Variable Product Trust (the “Prospectus”).

On page 3 of the Prospectus, the information in the section “Principal Investment Strategies” for the Money Market Fund is deleted and replaced with the following:

Under normal conditions, the Fund invests its assets primarily (at least 99.5%) in:

•	Debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities,
•	Cash, and
•	Repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

The Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.

The Fund intends to qualify as a “government money market fund” as defined in, or interpreted in accordance with, Rule 2a-7 under the Investment Company Act of 1940, as amended. “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully. Government money market funds like the Fund are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the Trust’s Board of Trustees may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board of Trustees has elected not to do so at this time.

The Fund’s adviser, State Farm Investment Management Corp. (“SFIM”), seeks to develop an appropriate portfolio of securities for the Fund by considering the differences in yields among securities of different maturities, market sectors and issuers.

On page 3 of the Prospectus, the first paragraph in the section “Principal Risks of Investing in the Fund” for the Money Market Fund is deleted and replaced with the following:

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment by maintaining a stable NAV of $1.00 per share, the Fund may not succeed and you may lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. The Fund’s adviser has no legal obligation to provide financial support to the Fund, and you should not expect that the adviser will provide financial support to the Fund at any time. An investor in the Fund is subject to the following types of risks:

On page 8 of the Prospectus, the following is added in the section “Principal Risks of Investing in the Fund” for the Small Cap Equity Index Fund after the “Security Selection Risk” paragraph:

•	Financial Sector Risk. The Fund may invest 25% or more of its net assets in securities issued by companies in the financial sector. The market value of securities of issuers in the financial sector can be affected by various factors, such as adverse regulatory or economic occurrences, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions could adversely impact the value of such institutions.

On page 15 of the Prospectus, the following is added in the section “Principal Risks of Investing in the Fund” for the Small/Mid Cap Equity Fund after the “Smaller Company Size Risk” paragraph:

•	Mid-Cap Company Risk. Investments in securities of mid-cap companies may involve greater risk of loss than investing in larger, more established companies. Mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of mid-cap companies’ stock tend to fluctuate in value more than those of larger capitalization stocks.

•	Financial Sector Risk. The Fund may invest 25% or more of its net assets in securities issued by companies in the financial sector. The market value of securities of issuers in the financial sector can be affected by various factors, such as adverse regulatory or economic occurrences, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions could adversely impact the value of such institutions.

On page 24 of the Prospectus, the following is added in the section “Principal Risks of Investing in the Fund” for the Stock and Bond Balanced Fund after the “Income Risk” paragraph:

•	Investment Company Securities Risk. The Fund invests in securities of other open-end investment companies. The risks of investment in other investment companies typically reflect the risks of the types of securities in which those underlying funds invest. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.